Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text)
PIS and COFINS	R$ 2,632,829	R$ 2,562,453
Pension Contributions	1,799,047	1,729,211
IRPJ/CSLL on losses of credits	1,264,448	1,461,621
IRPJ/CSLL on MTM	626,341	607,258
INSS of Autonomous	R$ 490,651	470,237
Social security contribution on remunerations paid to third-party service providers	20.00%
Social security contribution on remunerations paid to third-party service providers - Additional	2.50%
INSS - Contribution to SAT	R$ 432,873	417,442
Reversal of income tax and social contribution on losses on credit receivable	230,852
Contingent liabilities classified as possible losses
Contingent liabilities classified as possible losses, civil claims	6,272,466	8,681,263
Contingent liabilities classified as possible losses, tax proceedings	33,474,303	24,754,158
IRPJ and CSLL deficiency note - 2013 to 2015	9,216,012	1,689,160
IRPJ and CSLL - 2006 to 2016	7,169,765	6,980,631
COFINS - 2011 and 2012	5,172,183	5,070,337
Leasing companies' Tax on Services of any Nature (ISSQN)	2,537,997	2,478,296
PIS and COFINS notifications and disallowances of compensations	1,490,269	1,445,126
Social Security Contribution Taxes - 2014 and 2015	1,268,227
IRPJ and CSLL deficiency note - 2000 to 2014	1,187,411	1,784,832
IRPJ and CSLL deficiency note - 2005 to 2013	925,806	859,049
IRPJ and CSLL deficiency note - 2008 to 2013	R$ 608,860	R$ 508,180
Contribution
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text)
INSS - Contribution to SAT - Percent	1.00%
Increase to
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text)
INSS - Contribution to SAT - Percent	3.00%